LAND USE RIGHTS	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

  NOTE 9 – LAND USE RIGHTS

  Land use rights consist of the following:

	December 31,
	2014	2013

Cost of land use rights	$5,013,824	$4,974,729
Less: Accumulated amortization	(782,476)	(676,880)
Land use rights, net	$4,231,348	$4,297,849

    Amortization expense for the years ended December 31, 2014, 2013 and 2012 was $100,282, $100,828 and $97,643, respectively. As of December 31, 2014 and 2013,

1)	A net book value of nil and $2,735,916, respectively, were used as collateral for the Company's short-term bank loans.
2)	A net book value of $2,694,754 and nil, respectively, were used as collateral for the Company's notes payable.
3)	A net book value of $1,536,594 and nil, respectively, were used as collateral for the short-term bank loan borrowed by a related party.

    Amortization expense for the next five years and thereafter is as follows:

2015	$100,276
2016	100,276
2017	100,276
2018	100,276
2019	100,276
Thereafter	3,729,968
Total	$4,231,348